Segmented information	12 Months Ended
Dec. 31, 2022
Disclosure of geographical areas [abstract]
Segmented information
11	Segmented information
The Company operates in one business segment being the exploration and evaluation of mineral property interests. The Company’s non-current
assets geographically are as follows:

	2022	2021

Canada
Property and equipment	$522	$127
Deposits and other	10	10
	$532	$137

Other
Property and equipment	$1	$1
Other assets	295	239
Deposits and other	2	2
	$298	$242
Other assets in the ‘Other’ category are related to the Company’s investment in the Entrée/Oyu Tolgoi JV Property in Mongolia (
Note
6).